SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

13. SEGMENT INFORMATION

Operating segments

The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023